Putnam Mortgage Securities Fund
The fund's portfolio
12/31/19 (Unaudited)

MORTGAGE-BACKED SECURITIES (67.6%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (37.6%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 18.793%, 4/15/37	$289,016	$462,657
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 18.041%, 5/15/35	1,067,530	1,564,999
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 17.418%, 11/15/35	593,958	924,971
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 16.534%, 12/15/36	201,946	286,864
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 14.641%, 3/15/35	2,514,310	3,319,140
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 12.499%, 6/15/34	855,611	997,044
REMICs IFB Ser. 4136, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.51%, 11/15/42	5,274,424	460,002
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	4,405,242	746,274
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	2,302,498	305,069
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	2,909,465	312,941
REMICs IFB Ser. 4436, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.41%, 2/15/45	9,155,453	1,547,473
Structured Pass-Through Certificates FRB Ser. 57, Class 2A1, 4.119%, 7/25/43(WAC)	15,375	16,618
REMICs Ser. 4546, Class PI, IO, 4.00%, 12/15/45	12,540,055	1,731,631
REMICs Ser. 4601, Class IC, IO, 4.00%, 12/15/45	8,138,895	939,668
REMICs Ser. 4530, Class HI, IO, 4.00%, 11/15/45	6,414,736	846,559
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	5,529,159	880,132
REMICs Ser. 4425, IO, 4.00%, 1/15/45	6,790,479	1,003,972
REMICs Ser. 4425, Class EI, IO, 4.00%, 1/15/45	8,528,678	1,252,351
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	6,567,266	1,372,499
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	12,550,747	1,265,642
REMICs Ser. 4019, Class JI, IO, 4.00%, 5/15/41	6,326,299	585,746
REMICs Ser. 3996, Class IK, IO, 4.00%, 3/15/39	4,226,703	131,081
REMICs Ser. 4015, Class GI, IO, 4.00%, 3/15/27	2,619,971	243,261
Structured Pass-Through Certificates FRB Ser. 59, Class 2A1, 3.992%, 10/25/43(WAC)	9,289	10,097
REMICs Ser. 4621, Class QI, IO, 3.50%, 10/15/46	20,610,913	2,754,236
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	4,357,346	628,242
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	7,664,873	829,490
REMICs Ser. 4199, Class CI, IO, 3.50%, 12/15/37	3,536,670	129,707
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	1,466,448	106,954
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	8,418,924	836,631
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	7,025,049	645,743
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	12,185,033	965,786
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	13,842,824	1,060,222
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	9,118,199	691,518
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	5,724,011	388,088
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	7,118,944	397,440
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO, 0.417%, 11/15/28(WAC)	848,625	11,711
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO, 0.281%, 10/25/43(WAC)	2,950,133	28,911
Structured Pass-Through Certificates Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	4,604,968	33,156
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	2,574,868	2,299,252
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	4,157	3,616
REMICs Ser. 3391, PO, zero %, 4/15/37	52,394	46,264
REMICs Ser. 3300, PO, zero %, 2/15/37	56,082	49,341
REMICs Ser. 3314, PO, zero %, 11/15/36	4,034	4,000
REMICs Ser. 3206, Class EO, PO, zero %, 8/15/36	2,341	2,123
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	32,840	29,021
REMICs Ser. 3210, PO, zero %, 5/15/36	7,440	7,021
REMICs Ser. 3326, Class WF, zero %, 10/15/35(WAC)	30,876	25,352
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	21,037	17,198
Strips Ser. 315, PO, zero %, 9/15/43	14,656,646	12,532,299
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 29.148%, 7/25/36	333,215	587,525
REMICs IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR) + 27.50%), 18.54%, 5/25/35	724,248	992,268
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 17.996%, 3/25/36	429,460	698,526
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 17.629%, 6/25/37	525,887	806,289
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 16.828%, 11/25/35	342,704	457,305
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 16.713%, 2/25/38	1,932,206	2,508,774
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 14.874%, 8/25/35	240,873	319,326
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 14.567%, 12/25/35	652,297	873,882
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 12.735%, 11/25/34	151,559	174,975
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 9.316%, 5/25/40	1,191,544	1,418,056
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	9,962,947	2,183,988
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	7,381,089	1,481,975
REMICs Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	8,828,119	1,793,874
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	18,653,233	3,326,258
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	12,627,545	1,904,058
REMICs Trust FRB Ser. 04-W7, Class A2, 5.002%, 3/25/34(WAC)	4,567	5,029
REMICs Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	10,483,028	1,940,199
REMICs Ser. 12-151, Class IM, IO, 5.00%, 4/25/42	9,130,681	1,526,817
REMICs FRB Ser. 03-W11, Class A1, 4.959%, 6/25/33(WAC)	359	375
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.808%, 10/25/41	1,340,225	195,378
REMICs Ser. 17-66, IO, 4.50%, 9/25/47	10,988,384	1,945,301
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	11,841,616	2,337,477
REMICs FRB Ser. 03-W14, Class 2A, 4.488%, 1/25/43(WAC)	13,574	14,186
REMICs IFB Ser. 18-47, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.458%, 7/25/48	8,439,887	1,607,461
REMICs IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.458%, 6/25/48	26,507,043	4,483,452
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.458%, 3/25/48	12,310,026	2,127,172
REMICs IFB Ser. 17-104, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.358%, 1/25/48	20,478,141	3,249,732
REMICs IFB Ser. 16-81, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.358%, 11/25/46	24,788,246	4,458,910
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.308%, 11/25/46	28,555,433	5,118,219
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.308%, 11/25/46	42,051,098	6,572,587
REMICs IFB Ser. 16-50, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.308%, 8/25/46	19,224,873	3,145,868
Trust FRB Ser. 04-W2, Class 4A, 4.266%, 2/25/44(WAC)	8,909	9,206
REMICs IFB Ser. 19-58, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.258%, 10/25/49	15,669,747	2,760,281
REMICs IFB Ser. 19-45, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.258%, 8/25/49	12,625,683	2,225,277
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.258%, 3/25/46	21,923,204	3,723,020
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 4.208%, 11/25/49	4,172,678	1,051,556
Trust FRB Ser. 03-W3, Class 1A4, 4.081%, 8/25/42(WAC)	26,457	27,949
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	5,220,446	711,286
REMICs Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	5,847,697	820,017
REMICs Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	3,922,662	417,763
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	6,763,740	590,125
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	22,965,341	3,185,522
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	9,239,730	1,059,281
REMICs Ser. 12-124, Class JI, IO, 3.50%, 11/25/42	2,854,772	252,248
REMICs Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	8,292,590	1,318,729
REMICs Ser. 12-114, Class NI, IO, 3.50%, 10/25/41	11,215,037	1,399,785
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	5,666,085	494,389
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	10,791,768	930,790
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	5,634,698	489,548
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	3,186,904	134,883
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	3,474,545	176,972
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	7,281,225	358,994
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	6,806,633	506,631
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	3,966,233	127,957
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	5,749,780	185,304
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	3,956,331	122,144
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	7,227,531	555,053
REMICs FRB Ser. 07-95, Class A3, (1 Month US LIBOR + 0.25%), 1.958%, 8/27/36	25,120,382	24,181,736
REMICs Trust Ser. 98-W2, Class X, IO, 1.125%, 6/25/28(WAC)	5,656,492	183,836
REMICs Trust Ser. 98-W5, Class X, IO, 0.789%, 7/25/28(WAC)	1,647,433	47,446
REMICs FRB Ser. 01-50, Class B1, IO, 0.376%, 10/25/41(WAC)	3,199,949	13,760
REMICs Ser. 01-79, Class BI, IO, 0.279%, 3/25/45(WAC)	658,200	5,595
REMICs Ser. 03-34, Class P1, PO, zero %, 4/25/43	71,492	59,338
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	201,960	187,621
REMICs Ser. 07-64, Class LO, PO, zero %, 7/25/37	27,664	25,844
REMICs Ser. 07-44, Class CO, PO, zero %, 5/25/37	106,274	91,247
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	6,417	5,598
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	1,187	1,054
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	2,205	1,985
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	3,331	2,913
REMICs Ser. 08-36, Class OV, PO, zero %, 1/25/36	31,740	28,249
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	6,681,202	1,428,107
Ser. 14-137, Class ID, IO, 5.50%, 9/16/44	6,694,127	1,415,374
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	223,485	33,673
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	8,769,602	1,857,752
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	5,749,507	1,177,097
Ser. 14-76, IO, 5.00%, 5/20/44	5,245,690	1,086,147
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	6,566,253	1,046,225
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	2,969,609	609,958
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	14,993,537	3,161,537
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	2,598,548	535,563
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	12,323,019	2,554,562
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	7,367,820	1,501,783
IFB Ser. 11-81, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.71%), 4.965%, 11/16/36	1,396,986	27,227
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.935%, 12/20/43	7,074,222	1,415,410
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.835%, 4/20/38	8,783,716	1,932,418
Ser. 18-1, IO, 4.50%, 1/20/48	11,876,745	1,711,878
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	2,615,482	280,929
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	9,337,767	1,756,266
Ser. 12-129, IO, 4.50%, 11/16/42	4,835,450	1,005,242
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	2,331,354	494,525
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	8,638,987	1,305,599
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	12,188,668	2,368,746
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	3,466,651	633,318
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	2,019,370	385,498
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	7,769,817	1,603,671
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.435%, 6/20/48	11,623,110	1,612,707
IFB Ser. 13-87, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.435%, 6/20/43	17,726,498	3,172,990
IFB Ser. 19-35, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.41%, 1/16/44	10,976,809	1,790,549
IFB Ser. 10-20, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.385%, 2/20/40	1,169,375	203,951
IFB Ser. 19-100, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.335%, 8/20/49	13,154,065	1,759,593
IFB Ser. 19-83, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.335%, 7/20/49	19,244,590	2,359,772
IFB Ser. 16-80, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.335%, 6/20/46	7,922,758	1,484,501
IFB Ser. 19-125, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.285%, 10/20/49	13,288,810	3,438,480
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.285%, 8/20/49	1,187,854	146,997
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.285%, 6/20/49	1,039,666	163,747
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 4.235%, 10/20/49	12,729,738	3,256,254
Ser. 16-69, IO, 4.00%, 5/20/46	3,564,358	532,301
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45	7,555,935	1,279,114
Ser. 15-94, IO, 4.00%, 7/20/45	17,838,500	3,505,265
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	6,671,789	1,307,671
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	1,435,942	262,352
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	11,751,182	1,270,270
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	8,786,649	1,767,962
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	3,131,356	511,043
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	7,737,221	1,379,922
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	13,438,293	2,511,751
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	3,568,480	612,161
Ser. 14-104, IO, 4.00%, 3/20/42	9,080,255	1,352,958
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	3,119,833	169,580
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	1,414,370	75,956
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39	2,746,211	94,491
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	11,089,277	1,603,973
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 3.835%, 8/20/44	8,727,916	1,341,917
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	11,586,612	581,648
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	7,753,548	1,002,379
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	9,648,592	1,197,776
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	9,566,130	1,298,545
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	4,444,684	612,166
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	2,465,852	337,994
Ser. 12-136, IO, 3.50%, 11/20/42	9,234,663	1,615,697
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	20,239,114	1,607,593
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	3,313,338	264,027
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	7,094,851	687,491
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39	6,856,973	302,020
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	9,434,829	635,056
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	2,990,670	201,870
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36	5,079,039	295,258
Ser. 16-H18, Class QI, IO, 3.107%, 6/20/66(WAC)	23,507,986	2,577,533
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40	9,564,606	395,410
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	3,991,089	211,129
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	4,561,513	400,045
Ser. 16-H24, Class KI, IO, 2.991%, 11/20/66(WAC)	11,674,464	1,415,529
Ser. 17-H03, Class KI, IO, 2.898%, 1/20/67(WAC)	27,393,735	3,426,792
Ser. 16-H13, Class IK, IO, 2.62%, 6/20/66(WAC)	22,875,093	2,830,793
Ser. 16-H17, Class DI, IO, 2.585%, 7/20/66(WAC)	23,811,867	2,242,697
Ser. 15-H22, Class GI, IO, 2.584%, 9/20/65(WAC)	20,287,103	2,300,558
Ser. 16-H14, Class AI, IO, 2.542%, 6/20/66(WAC)	17,544,337	1,685,397
Ser. 16-H03, Class AI, IO, 2.538%, 1/20/66(WAC)	18,976,816	1,589,308
Ser. 15-H10, Class HI, IO, 2.523%, 4/20/65(WAC)	27,845,556	2,249,921
Ser. 17-H04, Class BI, IO, 2.495%, 2/20/67(WAC)	18,005,313	2,250,664
Ser. 16-H06, Class AI, IO, 2.486%, 2/20/66	13,766,096	1,147,872
Ser. 17-H08, Class GI, IO, 2.43%, 2/20/67(WAC)	17,658,850	2,538,460
FRB Ser. 15-H16, Class XI, IO, 2.426%, 7/20/65(WAC)	13,245,331	1,307,314
Ser. 15-H13, Class AI, IO, 2.407%, 6/20/65(WAC)	22,442,463	1,963,716
Ser. 16-H04, Class HI, IO, 2.38%, 7/20/65(WAC)	17,520,384	1,371,846
Ser. 17-H08, Class EI, IO, 2.376%, 2/20/67(WAC)	19,918,044	2,315,473
Ser. 17-H20, Class AI, IO, 2.354%, 10/20/67(WAC)	34,691,044	4,260,494
Ser. 16-H27, Class GI, IO, 2.289%, 12/20/66(WAC)	27,487,747	3,456,859
Ser. 16-H07, Class PI, IO, 2.282%, 3/20/66(WAC)	36,110,758	4,017,322
Ser. 17-H14, Class LI, IO, 2.277%, 6/20/67(WAC)	11,236,430	1,278,144
Ser. 17-H06, Class MI, IO, 2.252%, 2/20/67(WAC)	30,000,102	3,169,541
Ser. 16-H23, Class NI, IO, 2.247%, 10/20/66(WAC)	39,027,898	4,101,832
Ser. 17-H14, Class JI, IO, 2.195%, 6/20/67(WAC)	8,727,830	1,178,257
Ser. 16-H10, Class AI, IO, 2.193%, 4/20/66(WAC)	30,722,513	1,973,246
Ser. 17-H08, Class NI, IO, 2.189%, 3/20/67(WAC)	17,507,308	1,850,522
Ser. 16-H04, Class KI, IO, 2.148%, 2/20/66(WAC)	21,106,416	1,424,683
Ser. 18-H05, Class ID, IO, 2.131%, 3/20/68(WAC)	9,933,552	1,216,860
Ser. 16-H24, IO, 2.131%, 9/20/66(WAC)	19,103,860	2,125,304
Ser. 18-H04, Class JI, IO, 2.13%, 3/20/68(WAC)	21,825,449	2,568,855
Ser. 15-H20, Class CI, IO, 2.118%, 8/20/65(WAC)	29,730,313	2,879,381
Ser. 16-H11, Class HI, IO, 2.10%, 1/20/66(WAC)	57,513,211	4,601,057
Ser. 18-H02, IO, 2.096%, 1/20/68(WAC)	10,585,000	1,216,830
Ser. 16-H01, Class HI, IO, 2.083%, 10/20/65(WAC)	11,863,183	1,025,311
Ser. 16-H06, Class DI, IO, 2.079%, 7/20/65	22,760,516	1,629,858
Ser. 16-H06, Class HI, IO, 2.077%, 2/20/66	18,188,518	1,483,037
Ser. 18-H01, Class XI, IO, 2.061%, 1/20/68(WAC)	19,198,552	2,759,792
Ser. 16-H24, Class JI, IO, 2.043%, 11/20/66(WAC)	6,241,986	725,631
Ser. 15-H24, Class HI, IO, 2.037%, 9/20/65(WAC)	22,540,162	1,496,532
Ser. 18-H02, Class IM, IO, 1.993%, 2/20/68(WAC)	13,876,862	1,925,415
Ser. 17-H03, Class CI, IO, 1.993%, 12/20/66(WAC)	14,640,545	1,665,362
Ser. 15-H23, Class TI, IO, 1.945%, 9/20/65(WAC)	20,506,720	1,864,061
Ser. 17-H16, Class HI, IO, 1.944%, 8/20/67(WAC)	13,210,708	1,172,450
Ser. 17-H23, Class BI, IO, 1.922%, 11/20/67(WAC)	13,171,303	1,249,957
Ser. 15-H23, Class DI, IO, 1.898%, 9/20/65(WAC)	6,229,116	525,133
Ser. 17-H09, IO, 1.861%, 4/20/67(WAC)	16,385,142	1,484,346
Ser. 15-H22, Class AI, IO, 1.847%, 9/20/65(WAC)	32,229,243	2,942,530
Ser. 15-H04, Class AI, IO, 1.842%, 12/20/64(WAC)	23,723,035	1,808,881
Ser. 17-H25, Class CI, IO, 1.83%, 12/20/67(WAC)	23,778,975	3,239,885
Ser. 17-H10, Class MI, IO, 1.815%, 4/20/67(WAC)	19,472,747	1,721,391
Ser. 15-H25, Class BI, IO, 1.778%, 10/20/65(WAC)	15,301,508	1,351,123
Ser. 17-H25, Class AI, IO, 1.76%, 12/20/67(WAC)	8,973,546	998,307
Ser. 14-H25, Class BI, IO, 1.724%, 12/20/64(WAC)	19,429,210	1,351,515
Ser. 14-H18, Class CI, IO, 1.629%, 9/20/64(WAC)	15,264,406	1,098,198
Ser. 17-H06, Class EI, IO, 1.618%, 2/20/67(WAC)	13,697,143	877,590
Ser. 16-H08, Class GI, IO, 1.462%, 4/20/66(WAC)	15,818,611	779,810
Ser. 14-H21, Class AI, IO, 1.449%, 10/20/64(WAC)	23,740,699	1,753,559
FRB Ser. 11-H07, Class FI, IO, 1.274%, 2/20/61(WAC)	57,591,040	1,457,053
Ser. 12-H11, Class FI, IO, 1.253%, 2/20/62(WAC)	34,524,663	1,029,560
Ser. 17-H25, IO, 1.10%, 11/20/67(WAC)	15,296,532	1,744,761
Ser. 11-H16, Class FI, IO, 1.067%, 7/20/61(WAC)	26,215,903	863,237
Ser. 10-151, Class KO, PO, zero %, 6/16/37	634,145	547,520
Ser. 06-36, Class OD, PO, zero %, 7/16/36	7,538	6,498
GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27(WAC)	162,872	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27(WAC)	476,478	1,811
FRB Ser. 98-3, IO, zero %, 9/19/27(WAC)	203,013	—
FRB Ser. 98-4, IO, zero %, 12/19/26(WAC)	384,046	—

		351,512,198
Commercial mortgage-backed securities (9.7%)
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.45%, 1/12/45(WAC)	1,321,000	1,136,060
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.287%, 8/10/46(WAC)	2,577,000	2,618,619
FRB Ser. 14-CR17, Class D, 4.85%, 5/10/47(WAC)	3,308,000	3,367,440
FRB Ser. 14-CR19, Class D, 4.747%, 8/10/47(WAC)	2,800,000	2,788,061
Ser. 12-CR4, Class B, 3.703%, 10/15/45	2,419,000	2,339,328
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.334%, 8/10/44(WAC)	6,001,000	6,243,650
Federal National Mortgage Association 144A
Multifamily Connecticut Avenue Securities Trust FRB Ser. 19-01, Class M10, 5.042%, 10/15/49	3,435,000	3,578,841
Multifamily Connecticut Avenue Securities Trust FRB Ser. 19-01, Class M7, 3.492%, 10/15/49	1,425,735	1,430,191
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.99%, 1/10/47(WAC)	4,153,000	4,080,323
FRB Ser. 14-GC22, Class C, 4.691%, 6/10/47(WAC)	1,596,000	1,669,059
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.532%, 9/10/47(WAC)	5,349,000	4,502,387
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.702%, 8/15/46(WAC)	4,088,000	4,030,651
FRB Ser. 14-C19, Class C19, 4.679%, 4/15/47(WAC)	963,000	967,112
FRB Ser. 13-C12, Class E, 4.10%, 7/15/45(WAC)	1,235,000	1,120,967
FRB Ser. 14-C23, Class D, 3.969%, 9/15/47(WAC)	1,910,000	1,895,078
Ser. 14-C23, Class E, 3.364%, 9/15/47(WAC)	1,717,000	1,462,954
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	2,752,324	2,542,287
FRB Ser. 13-LC11, Class D, 4.168%, 4/15/46(WAC)	2,891,000	2,619,444
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.664%, 2/15/46(WAC)	1,980,000	1,971,370
FRB Ser. 11-C3, Class E, 5.664%, 2/15/46(WAC)	1,629,000	1,582,304
FRB Ser. 10-C2, Class D, 5.599%, 11/15/43(WAC)	1,946,000	1,964,661
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	2,299,413	1,832,462
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class E, 4.766%, 10/15/46(WAC)	2,993,584	2,711,397
FRB Ser. 13-C10, Class F, 4.081%, 7/15/46(WAC)	2,316,000	1,971,369
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class E, 5.419%, 3/15/45(WAC)	2,436,000	2,046,240
FRB Ser. 11-C3, Class E, 5.245%, 7/15/49(WAC)	8,047,130	7,994,959
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.57%, 5/10/45(WAC)	4,617,000	4,618,749
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	2,266,000	1,928,421
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class D, 4.48%, 12/10/45(WAC)	1,594,000	1,586,645
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.05%, 1/10/45(WAC)	3,176,000	3,286,664
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.23%, 6/15/44(WAC)	1,659,568	1,659,629
FRB Ser. 12-C9, Class D, 4.811%, 11/15/45(WAC)	5,183,466	5,213,551
FRB Ser. 12-C9, Class E, 4.811%, 11/15/45(WAC)	2,012,000	1,838,113

		90,598,986
Residential mortgage-backed securities (non-agency) (20.3%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 1.982%, 5/25/47	7,462,969	4,786,597
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	750,000	755,438
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.028%, 11/28/36	8,140,000	8,241,962
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 21A1, 4.164%, 10/25/35(WAC)	825,239	762,403
Bellemeade Re Ltd. 144A FRB Ser. 19-4A, Class B1, (1 Month US LIBOR + 3.85%), 5.642%, 10/25/29 (Bermuda)	1,699,000	1,700,757
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 5.142%, 10/25/27 (Bermuda)	3,760,000	3,825,800
FRB Ser. 18-2A, Class M1C, (1 Month US LIBOR + 1.60%), 3.392%, 8/25/28 (Bermuda)	2,230,000	2,235,575
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 2.032%, 6/25/36	8,710,000	8,251,959
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 1.945%, 2/20/47	3,333,642	2,628,439
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (1 Month US LIBOR + 0.18%), 1.972%, 6/25/47	6,897,263	6,756,469
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA1, Class B, (1 Month US LIBOR + 8.80%), 10.592%, 3/25/28	2,726,079	3,329,510
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 8.142%, 9/25/28	916,040	1,003,078
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 6.792%, 12/25/28	6,538,000	7,112,002
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class B1, (1 Month US LIBOR + 4.75%), 6.542%, 12/25/29	250,000	278,817
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 6.542%, 10/25/24	785,709	830,082
Structured Agency Credit Risk Debt FRN Ser. 14-DN4, Class M3, (1 Month US LIBOR + 4.55%), 6.342%, 10/25/24	1,998,818	2,145,151
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M3, (1 Month US LIBOR + 3.80%), 5.592%, 3/25/25	607,706	622,103
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 5.242%, 10/25/29	1,703,000	1,814,283
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 5.042%, 7/25/29	356,000	373,915
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class B1, (1 Month US LIBOR + 3.15%), 4.942%, 7/25/30	7,525,000	7,550,471
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2, (1 Month US LIBOR + 2.65%), 4.442%, 12/25/29	2,978,000	3,049,052
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2, (1 Month US LIBOR + 2.50%), 4.292%, 3/25/30	1,190,000	1,217,436
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.092%, 9/25/30	3,592,000	3,632,458
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 12.792%, 10/25/48	1,439,000	1,878,928
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 12.542%, 1/25/49	4,520,000	5,935,888
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class B2, (1 Month US LIBOR + 6.25%), 7.958%, 10/25/49	2,980,000	3,052,441
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (1 Month US LIBOR + 4.80%), 6.536%, 9/25/47	371,000	382,166
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 5.492%, 12/25/30	6,390,000	6,772,640
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	1,129,000	1,165,095
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57(WAC)	876,000	911,280
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	485,000	482,415
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 4.442%, 1/25/49	877,000	891,840
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 4.242%, 3/25/49	676,494	683,440
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 4.142%, 2/25/49	3,743,000	3,780,339
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M2, (1 Month US LIBOR + 2.15%), 3.942%, 12/25/30	1,062,000	1,072,349
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 14.542%, 10/25/28	467,487	660,157
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 13.542%, 10/25/28	2,835,343	4,025,689
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (1 Month US LIBOR + 10.25%), 12.042%, 1/25/29	786,893	1,050,893
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.492%, 4/25/28	656,376	727,835
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.292%, 9/25/29	1,888,000	2,215,957
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 7.092%, 10/25/28	2,683,000	2,899,622
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 6.292%, 12/25/30	117,000	129,528
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 6.242%, 5/25/30	594,000	647,850
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 6.242%, 2/25/30	3,913,000	4,253,564
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 6.242%, 1/25/29	2,842,526	3,001,740
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 6.142%, 5/25/29	234,846	246,934
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1, (1 Month US LIBOR + 4.15%), 5.942%, 2/25/30	3,742,000	4,022,158
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2B1, (1 Month US LIBOR + 4.10%), 5.892%, 3/25/31	1,273,000	1,370,728
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 5.792%, 5/25/30	3,800,000	4,107,323
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1B1, (1 Month US LIBOR + 3.75%), 5.542%, 3/25/31	2,687,000	2,836,835
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1B1, (1 Month US LIBOR + 3.75%), 5.542%, 10/25/30	260,000	277,209
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 5.442%, 9/25/29	200,879	210,962
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 5.392%, 1/25/30	7,417,000	7,827,498
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 5.342%, 7/25/30	5,849,000	6,180,521
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 5.342%, 7/25/29	3,655,000	3,863,530
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2, (1 Month US LIBOR + 2.65%), 4.442%, 2/25/30	2,972,000	3,044,330
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 4.342%, 12/25/30	4,450,000	4,528,128
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 4.142%, 1/25/31	1,602,000	1,624,647
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 4.042%, 7/25/30	442,000	447,835
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (1 Month US LIBOR + 2.20%), 3.992%, 8/25/30	5,202,974	5,239,082
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1M2, (1 Month US LIBOR + 2.15%), 3.942%, 10/25/30	2,725,000	2,746,022
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2B1, (1 Month US LIBOR + 4.35%), 6.142%, 7/25/31	653,000	702,687
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (1 Month US LIBOR + 2.30%), 4.092%, 8/25/31	755,000	760,167
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 2.284%, 5/19/35	1,279,873	778,673
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (1 Month US LIBOR + 0.16%), 1.952%, 11/25/36	2,246,804	2,190,890
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	1,220,000	1,216,950
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (1 Month US LIBOR + 0.93%), 2.722%, 11/25/34	1,022,051	1,018,632
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 4.642%, 7/25/28 (Bermuda)	2,980,000	3,018,180
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (1 Month US LIBOR + 4.35%), 6.142%, 7/25/29 (Bermuda)	695,000	694,105
FRB Ser. 19-1A, Class B1A, (1 Month US LIBOR + 3.50%), 5.292%, 7/25/29 (Bermuda)	574,000	586,320
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 5.792%, 4/25/27 (Bermuda)	1,295,477	1,335,143
Starwood Mortgage Residential Trust 144A Ser. 19-1, Class M1, 3.764%, 6/25/49(WAC)	980,000	986,319
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 1.912%, 8/25/36	535,463	493,649
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 3.844%, 12/25/35(WAC)	5,095,539	5,054,646
FRB Ser. 05-AR8, Class 2AC2, (1 Month US LIBOR + 0.92%), 2.712%, 7/25/45	943,876	941,131
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 07-2, Class A3, (1 Month US LIBOR + 0.23%), 2.022%, 4/25/37	1,484,421	1,443,769

		189,320,416

Total mortgage-backed securities (cost $634,940,599)		$631,431,600

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (62.1%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (19.3%)
Government National Mortgage Association Adjustable Rate Mortgages (1 Yr Monthly Treasury Average CMT Index + 1.50%), 3.25%, 7/20/26	$8,216	$8,367
Government National Mortgage Association Pass-Through Certificates
7.50%, 10/20/30	38,594	44,591
6.00%, 1/15/29	1	1
5.50%, with due dates from 8/15/35 to 5/20/49	252,303	279,695
5.00%, with due dates from 4/20/49 to 10/20/49	7,373,856	8,110,273
4.70%, with due dates from 5/20/67 to 8/20/67	618,334	686,724
4.667%, 9/20/65	151,650	161,816
4.625%, 6/20/67	705,069	779,102
4.509%, 3/20/67	602,210	661,678
4.50%, TBA, 1/1/50	35,000,000	36,596,875
4.50%, with due dates from 2/20/34 to 10/20/49	11,600,216	12,561,630
4.324%, 5/20/67	215,587	237,415
4.00%, TBA, 1/1/50	101,000,000	104,550,776
4.00%, with due dates from 9/20/44 to 12/20/49	4,570,104	4,838,920
3.50%, with due dates from 8/20/49 to 11/20/49	1,157,795	1,206,816
3.50%, 8/20/45(i)	3,364,270	3,522,862
3.00%, TBA, 1/1/50	4,000,000	4,110,000
3.00%, with due dates from 3/20/43 to 10/20/44	1,989,561	2,055,181

		180,412,722
U.S. Government Agency Mortgage Obligations (42.8%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, 10/1/29	164,246	186,633
6.00%, 9/1/21	604	618
5.00%, 4/1/49	87,270	95,967
4.50%, with due dates from 1/1/37 to 6/1/37	136,012	147,116
3.00%, 4/1/27(i)	2,036,417	2,098,355
Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 4/1/21 to 8/1/22	83,727	85,781
5.50%, with due dates from 7/1/20 to 1/1/21	9,780	9,880
5.00%, with due dates from 1/1/49 to 8/1/49	454,540	500,127
5.00%, 3/1/21	798	806
4.50%, with due dates from 3/1/39 to 5/1/49	1,195,683	1,283,792
4.00%, with due dates from 2/1/45 to 6/1/46	1,034,509	1,101,562
4.00%, 9/1/20	543	545
3.50%, with due dates from 5/1/56 to 6/1/56	7,977,817	8,433,609
3.50%, with due dates from 10/1/44 to 1/1/47	13,796,527	14,545,434
2.50%, 3/1/43	51,350,908	51,208,897
Uniform Mortgage-Backed Securities
6.00%, TBA, 1/1/50	11,400,000	12,506,156
5.50%, TBA, 1/1/50	52,000,000	55,997,500
4.50%, TBA, 1/1/50	75,000,000	78,972,660
3.00%, TBA, 2/1/50	44,000,000	44,605,000
3.00%, TBA, 1/1/50	126,000,000	127,811,250

		399,591,688

Total U.S. government and agency mortgage obligations (cost $575,733,949)		$580,004,410

ASSET-BACKED SECURITIES (2.8%)(a)
	Principal amount	Value
Finance of America Structured Securities Trust 144A Ser. 19-HB1, Class M5, 6.00%, 4/25/29(WAC)	$1,700,000	$1,622,990
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 2.642%, 11/25/51	3,646,667	3,646,667
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 2.592%, 6/25/52	2,841,000	2,841,000
Nationstar HECM Loan Trust 144A Ser. 19-2A, Class M4, 5.682%, 11/26/29(WAC)	2,079,000	2,073,131
Station Place Securitization Trust 144A
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 2.53%, 10/24/20	2,177,000	2,177,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 2.48%, 9/24/20	4,463,000	4,463,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 2.48%, 6/24/20	4,590,000	4,590,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 2.48%, 2/24/20	2,389,000	2,389,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), 2.442%, 8/25/52	2,314,000	2,314,000

Total asset-backed securities (cost $26,101,723)		$26,116,788

PURCHASED SWAP OPTIONS OUTSTANDING (2.2%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	$22,487,600	$3,033,352
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	22,487,600	1,126,179
2.3075/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075	9,706,600	984,832
(2.3075)/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075	9,706,600	578,222
Citibank, N.A.
(1.316)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316	145,648,900	528,706
(2.18775)/3 month USD-LIBOR-BBA/Mar-25	Mar-20/2.18775	53,282,600	185,956
1.316/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316	145,648,900	113,606
1.621/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.621	89,142,700	891
Goldman Sachs International
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983	21,113,200	371,381
1.71875/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.71875	53,154,200	23,919
Morgan Stanley & Co. International PLC
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	67,069,200	5,319,258
2.764/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764	67,069,200	5,277,005
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	17,746,600	1,274,916
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	17,746,600	484,127
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	67,069,200	258,216
(2.764)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764	67,069,200	251,510
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904	9,048,500	100,076
1.598/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.598	39,867,000	40
Toronto-Dominion Bank
(1.715)/3 month USD-LIBOR-BBA/Jan-22 (Canada)	Jan-20/1.715	116,519,100	31,460
UBS AG
(1.5025)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025	151,474,800	352,936
1.5025/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025	151,474,800	198,432
1.695/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.695	53,154,200	30,298

Total purchased swap options outstanding (cost $20,396,901)			$20,525,318

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jan-20/$102.97	$84,000,000	$84,000,000	$19,908
Government National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Jan-20/103.41	122,000,000	122,000,000	52,460
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Jan-20/101.34	358,000,000	358,000,000	614,328
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Jan-20/102.81	342,000,000	342,000,000	717,858
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Jan-20/103.91	119,000,000	119,000,000	202,300

Total purchased options outstanding (cost $2,485,625)				$1,606,854

SHORT-TERM INVESTMENTS (19.2%)(a)
		Principal amount/ shares	Value
Interest in $209,450,000 joint tri-party repurchase agreement dated 12/31/19 with HSBC Bank USA, National Association due 1/2/20 - maturity value of $76,239,649 for an effective yield of 1.570% (collateralized by various mortgage backed securities and a U.S. Treasury note with coupon rates ranging from 3.000% to 5.000% and due dates ranging from 5/15/20 to 11/20/48, valued at $213,657,682)		$76,233,000	$76,233,000
Interest in $363,710,000 joint tri-party repurchase agreement dated 12/31/19 with Citigroup Global Markets, Inc. due 1/2/20 - maturity value of $58,195,075 for an effective yield of 1.570% (collateralized by various mortgage backed securities and a U.S. Treasury bond with coupon rates ranging from 2.500% to 6.500% and due dates ranging from 8/15/24 to 12/1/49, valued at $370,984,200)		58,190,000	58,190,000
Putnam Government Money Market Fund 1.21%(AFF)	Shares	10,000	10,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53%(P)	Shares	380,000	380,000
U.S. Treasury Bills 1.564%, 6/11/20(SEGSF)(SEGCCS)		$14,832,000	14,730,097
U.S. Treasury Bills 1.907%, 3/12/20(SEGSF)(SEGCCS)		6,623,000	6,603,651
U.S. Treasury Bills 1.564%, 5/7/20(SEGSF)(SEGCCS)		5,789,000	5,758,127
U.S. Treasury Bills 1.625%, 4/16/20(SEG)(SEGSF)(SEGCCS)(SEGTBA)		5,351,000	5,327,314
U.S. Treasury Bills 1.566%, 4/2/20(SEGSF)(SEGCCS)		4,074,000	4,058,295
U.S. Treasury Bills 1.560%, 6/4/20(SEGSF)(SEGCCS)(SEGTBA)		2,858,000	2,839,215
U.S. Treasury Bills 1.644%, 4/9/20(SEGSF)(SEGCCS)		2,223,000	2,213,770
U.S. Treasury Bills 1.574%, 5/21/20(SEGSF)(SEGCCS)		1,372,000	1,363,857
U.S. Treasury Bills 1.655%, 2/20/20(SEGSF)		1,207,000	1,204,511
U.S. Treasury Bills 1.908%, 1/2/20		601,000	601,000

Total short-term investments (cost $179,505,214)			$179,512,837
TOTAL INVESTMENTS

Total investments (cost $1,439,164,011)			$1,439,197,807

FUTURES CONTRACTS OUTSTANDING at 12/31/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Long)	25	$4,541,406	$4,541,406	Mar-20	$(153,182)
U.S. Treasury Note 2 yr (Long)	124	26,722,000	26,722,000	Mar-20	(18,685)
U.S. Treasury Note 5 yr (Short)	254	30,126,781	30,126,781	Mar-20	108,569

Unrealized appreciation					108,569

Unrealized (depreciation)					(171,867)

Total					$(63,298)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/19 (premiums $15,309,738) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value
Citibank, N.A.
(1.706)/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.706	$44,571,300	$2,674
1.999/3 month USD-LIBOR-BBA/Mar-25	Mar-20/1.999	26,641,300	200,076
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	14,564,900	627,456
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	14,564,900	1,066,588
Goldman Sachs International
(1.81875)/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.81875	26,577,100	50,231
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823	84,452,600	352,167
Morgan Stanley & Co. International PLC
(1.668)/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.668	19,933,500	20
2.7225/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	48,777,600	976
2.715/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715	48,777,600	2,439
1.868/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.868	26,578,000	65,116
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664	36,194,000	77,455
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	17,746,600	329,377
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	18,291,600	430,584
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	18,291,600	445,766
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	17,746,600	1,147,673
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	18,291,600	1,615,514
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	18,291,600	1,657,036
(2.715)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715	48,777,600	3,724,170
(2.7225)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	48,777,600	3,760,265
Toronto-Dominion Bank
1.8055/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.8055	23,303,800	209,501
UBS AG
(1.80)/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.80	26,577,100	53,686
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	16,895,300	728,525
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	16,895,300	1,038,385

Total			$17,585,680

WRITTEN OPTIONS OUTSTANDING at 12/31/19 (premiums $2,485,625) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jan-20/$102.97	$84,000,000	$84,000,000	$190,512
Government National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jan-20/103.41	122,000,000	122,000,000	443,104
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Jan-20/101.34	358,000,000	358,000,000	222,676
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Jan-20/102.81	342,000,000	342,000,000	424,080
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Put)	Jan-20/103.91	119,000,000	119,000,000	44,268

Total				$1,324,640

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/19 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	$97,081,400	$(895,576)	$402,888
(3.312)/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	73,288,200	(1,675,315)	91,610
3.312/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	73,288,200	(8,243,730)	(332,728)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	97,081,400	(895,576)	(513,561)
(3.195)/3 month USD-LIBOR-BBA/Nov-55 (Written)	Nov-25/3.195	34,601,700	9,240,755	478,888
3.195/3 month USD-LIBOR-BBA/Nov-55 (Written)	Nov-25/3.195	34,601,700	1,132,446	(49,134)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(589,546)	116,123
1.81/3 month USD-LIBOR-BBA/Jan-30 (Purchased)	Jan-20/1.81	39,961,900	(79,924)	10,390
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(589,546)	(319,294)
1.765/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765	91,013,800	(1,219,585)	(355,864)
(1.765)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765	91,013,800	(1,219,585)	(544,263)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	67,957,000	621,807	314,641
1.99/3 month USD-LIBOR-BBA/Jan-30 (Written)	Jan-20/1.99	26,641,300	31,970	(4,795)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	67,957,000	621,807	(339,785)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(567,809)	114,776
1.8115/3 month USD-LIBOR-BBA/Jan-30 (Purchased)	Jan-20/1.8115	39,961,900	(87,916)	14,786
(2.13)/3 month USD-LIBOR-BBA/Dec-30 (Purchased)	Dec-20/2.13	10,656,500	(150,523)	6,820
(2.7475)/3 month USD-LIBOR-BBA/Feb-30 (Purchased)	Feb-20/2.7475	72,086,800	(1,123)	72
2.7475/3 month USD-LIBOR-BBA/Feb-30 (Purchased)	Feb-20/2.7475	72,086,800	(5,930,484)	(193,193)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(567,809)	(286,041)
1.755/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755	91,013,800	(1,224,136)	(379,528)
(1.755)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755	91,013,800	(1,224,136)	(524,239)
(2.9425)/3 month USD-LIBOR-BBA/Feb-34 (Written)	Feb-24/2.9425	36,043,400	3,327,932	187,786
1.9915/3 month USD-LIBOR-BBA/Jan-30 (Written)	Jan-20/1.9915	26,641,300	48,754	6,927
2.9425/3 month USD-LIBOR-BBA/Feb-34 (Written)	Feb-24/2.9425	36,043,400	594,231	(14,417)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	22,487,600	(3,139,831)	1,015,090
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	4,579,000	(707,913)	130,868
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	7,631,600	(441,106)	130,653
(3.162)/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162	35,660,900	(43,506)	2,496
3.162/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162	35,660,900	(5,064,918)	(160,831)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	4,579,000	(491,327)	(281,929)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	7,631,600	(793,686)	(309,003)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	22,487,600	(3,139,831)	(2,583,825)
(3.229)/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229	35,660,900	4,047,512	153,698
2.975/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975	35,660,900	3,566	1,783
(2.975)/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975	35,660,900	1,375,798	(4,993)
3.229/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229	35,660,900	391,200	(8,202)
Morgan Stanley & Co. International PLC
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(492,700)	108,248
(2.8025)/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.8025	24,028,900	(1,329,783)	46,135
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	219,200	(25,011)	33,884
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	219,200	(25,011)	(19,502)
(1.5775)/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775	70,063,200	(386,048)	(102,292)
1.5775/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775	70,063,200	(386,048)	(157,642)
2.8025/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.8025	24,028,900	(4,949,737)	(313,097)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(701,503)	(366,869)
(2.7875)/3 month USD-LIBOR-BBA/Apr-59 (Written)	Apr-29/2.7875	21,626,000	4,586,634	281,354
2.7875/3 month USD-LIBOR-BBA/Apr-59 (Written)	Apr-29/2.7875	21,626,000	1,492,074	(45,847)
UBS AG
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	17,746,600	(1,297,720)	9,051
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	17,746,600	(486,789)	8,873
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	37,711,500	301,470	32,055
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	37,711,500	1,120,253	(52,796)

Unrealized appreciation				3,699,895

Unrealized (depreciation)				(8,263,670)

Total				$(4,563,775)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/19 (proceeds receivable $47,785,078) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 4.00%, 1/1/50	$1,000,000	1/21/20	$1,035,156
Government National Mortgage Association, 3.50%, 1/1/50	2,000,000	1/21/20	2,061,406
Uniform Mortgage-Backed Securities, 3.00%, 1/1/50	44,000,000	1/14/20	44,632,500

Total			$47,729,062

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$9,777,000	$2,672,230		$(333)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$2,691,643
		35,660,900	3,613,519		(505)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,968,250)
		19,684,800	2,034,267		(279)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	2,201,493
		28,528,700	3,144,633		(629,793)	12/3/29	3 month USD-LIBOR-BBA — Quarterly	3.096% — Semiannually	2,539,746
		106,982,700	55,631		(53,750)	1/22/20	3 month USD-LIBOR-BBA — Quarterly	2.86% — Semiannually	941,127
		3,938,800	64,959	(E)	(22)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	64,937
		10,194,500	159,493	(E)	(57)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(159,550)
		5,135,200	356,213		(68)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(395,695)
		21,340,200	538,989	(E)	(4,319)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	534,671
		7,377,600	121,325	(E)	(1,261)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	120,064
		5,556,700	462,768	(E)	(79)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	462,689
		15,259,700	1,046,251	(E)	(216)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,046,467)
		5,093,700	608,213	(E)	(174)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(608,387)
		14,417,400	712,638	(E)	(7,413)	3/26/30	2.44% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(720,051)
		13,291,900	152,099	(E)	(74)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	152,025
		19,511,000	227,147	(E)	(109)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	227,038
		19,463,500	354,314	(E)	(276)	3/4/30	2.098% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(354,589)
		4,426,300	94,050	(E)	(99)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	93,951
		12,365,300	276,364	(E)	(175)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(276,540)
		23,311,500	538,705	(E)	—	12/14/30	2.1935% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(538,705)
		9,825,500	598,167	(E)	—	6/14/52	2.4105% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(598,167)
		12,694,400	110,530	(E)	(143)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	110,387
		1,061,700	40,449	(E)	(36)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(40,485)
		1,515,100	20,630	(E)	(21)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(20,651)
		3,540,200	16,451	(E)	(50)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(16,501)
		158,900	4,014	(E)	(5)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,019)
		33,028,200	15,556	(E)	(184)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(15,740)
		899,900	7,367	(E)	(13)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(7,379)
		6,307,100	183,726	(E)	(215)	7/22/52	2.2685% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(183,941)
		8,769,700	420,490	(E)	(299)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	420,191
		2,648,000	99,589	(E)	(38)	8/28/30	1.5095% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	99,551
		6,091,800	684,164	(E)	(208)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	683,956
		91,013,800	940,628		(736)	9/30/24	1.50% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	604,710
		91,013,800	805,654		(736)	10/1/24	1.53% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	944,912
		26,577,100	365,090		(110,647)	12/27/29	1.746% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	256,472
		111,300,000	46,746		(269)	11/29/20	Federal funds effective rate US — Quarterly	Secured overnight funding rate — Quarterly	(52,561)
		13,289,000	286,790		(176)	11/29/29	1.655% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	290,377
		7,122,900	149,417		(101)	12/31/29	1.6675% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	149,701
		8,026,600	168,486	(E)	(114)	1/6/30	1.668% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	168,373
		100,870,000	39,339		(244)	12/5/20	Federal funds effective rate US — Quarterly	Secured overnight funding rate — Quarterly	(43,777)
		5,847,000	67,393		(83)	12/27/29	1.77% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	67,741
		1,185,782,400	1,141,908	(E)	(1,011,006)	3/18/22	1.60% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	130,902
		43,842,500	944,148	(E)	236,844	3/18/50	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	(707,304)
		197,165,400	2,736,853	(E)	1,495,226	3/18/30	3 month USD-LIBOR-BBA — Quarterly	1.75% — Semiannually	(1,241,627)
		1,860,400	13,293	(E)	(26)	1/13/30	1.81875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	13,266
		37,467,000	233,419		(497)	12/17/29	1.8252% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	235,984
		2,073,000	18,408	(E)	(29)	1/15/30	1.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	18,379
		139,931,700	1,002,751	(E)	373,120	3/18/25	3 month USD-LIBOR-BBA — Quarterly	1.58% — Semiannually	(629,631)
		5,263,000	137,527	(E)	(30,977)	3/18/50	3 month USD-LIBOR-BBA — Quarterly	1.98% — Semiannually	(168,504)
		16,743,100	263,168	(E)	(37,862)	3/18/30	1.73% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	225,306
		30,883,000	279,769		(410)	12/18/29	3 month USD-LIBOR-BBA — Quarterly	1.7945% — Semiannually	(282,967)
		297,222,300	1,489,678	(E)	(853,846)	3/18/25	1.625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	635,832
		3,197,000	17,388	(E)	(45)	12/21/30	3 month USD-LIBOR-BBA — Quarterly	1.88% — Semiannually	(17,434)
		63,132,000	22,349		(238)	12/23/21	1.7025% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(16,046)
		9,058,300	16,676		(120)	12/31/29	1.875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	17,046
		4,262,700	7,255		(57)	12/31/29	1.8765% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	7,429

	Total				$(643,243)				$2,994,931
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/19 (Unaudited)
Swap counterparty/notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$189,505	$187,184	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(264)
93,382	92,238	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(130)
Barclays Bank PLC
17,802,695	17,823,748	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	39,442
3,518,728	3,522,889	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	7,796
1,668,913	1,670,886	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	3,698
1,210,701	1,211,231	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	2,045
671,826	672,120	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	1,134
37,897,273	37,826,952	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(15,506)
9,410,661	9,393,199	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(3,850)
3,475,950	3,484,385	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	13,461
16,156,616	16,168,334	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	35,719
262,855	263,046	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	581
2,953,300	2,970,521	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(22,682)
47,906,837	47,938,758	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(125,890)
151,394	150,181	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	234
317,763	311,501	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,890)
112,954	111,571	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(157)
112,836	111,454	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(157)
42,947	42,421	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(60)
12,351	12,199	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(17)
12,183	11,891	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(151)
10,209	10,153	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	69
539,194	538,344	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(5,811)
339,892	329,828	—	1/12/39	5.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	(6,143)
2,383	2,312	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	43
5,931	5,755	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	107
5,931	5,755	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	107
14,244	13,822	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	257
185,232	179,384	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(3,748)
359,449	359,242	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	3,998
21,112	21,100	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	235
634,372	634,007	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(7,055)
Citibank, N.A.
520,230	519,265	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(213)
56,568	56,463	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(23)
5,773	5,602	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	104
Credit Suisse International
427,469	426,676	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(175)
123,696	123,786	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	273
142,810	141,331	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(27)
132,821	130,419	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,110)
15,372	15,248	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	24
4,204	4,170	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	7
1,175,064	1,163,736	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,453
980,928	969,897	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(512)
278,230	275,101	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(145)
190,506	186,751	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,733)
143,147	141,767	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	177
672,714	664,474	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	937
539,684	538,833	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(5,816)
5,931	5,755	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	107
Deutsche Bank AG
144,032	143,864	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	12
7,613	7,492	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(38)
12,183	11,891	—	1/12/40	(4.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	151
7,118	7,079	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	48
Goldman Sachs International
2,182,942	2,178,892	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(893)
167,913	168,025	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(442)
265,127	265,304	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(697)
447,739	448,037	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,177)
589,221	589,614	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,548)
707,071	707,542	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,858)
1,241,904	1,242,732	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(3,264)
3,305,818	3,308,020	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(8,687)
4,528,782	4,531,800	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(11,901)
775,560	757,039	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	11,449
110,863	109,975	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(172)
788,541	772,999	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(7,172)
788,541	772,999	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(7,172)
726,207	711,895	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(6,605)
580,356	568,918	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,278)
299,818	293,909	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,727)
87,425	86,582	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	108
74,776	73,586	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(369)
580,740	579,824	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(6,259)
4,308	4,181	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	78
283,531	275,136	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	5,124
1,255,658	1,216,013	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(25,404)
895,764	867,482	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(18,123)
503,243	487,354	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(10,182)
27,819	26,941	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(563)
588,719	588,380	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	6,547
564,335	564,010	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	6,276
507,016	506,723	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	5,638
435,346	435,094	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	4,841
388,406	388,182	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	4,319
287,413	287,247	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	3,196
153,668	153,579	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,709
JPMorgan Chase Bank N.A.
89,904	88,802	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(125)
18,836	18,605	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(26)
580,740	579,824	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(6,260)
JPMorgan Securities LLC
36,954	36,658	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(57)
132,821	130,419	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,110
631,972	624,865	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(330)
3,501,225	3,432,221	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	31,844

Upfront premium received		—	Unrealized appreciation			194,458

Upfront premium (paid)		—	Unrealized (depreciation)			(331,594)

	Total	$—			Total	$(137,136)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	$(3,155)	$7,142,000	$110,701	5/11/63	200 bp — Monthly	$110,324
	CMBX NA A.7 Index	A-/P	(3,558)	2,445,000	70,905	1/17/47	200 bp — Monthly	68,298
	CMBX NA BB.7 Index	BB/P	24,160	174,000	6,682	1/17/47	500 bp — Monthly	17,648
	CMBX NA BB.7 Index	BB/P	34,061	265,000	10,176	1/17/47	500 bp — Monthly	24,143
	CMBX NA BBB-.6 Index	BBB-/P	10,835	122,000	6,234	5/11/63	300 bp — Monthly	4,671
	CMBX NA BBB-.6 Index	BBB-/P	29,495	332,000	16,965	5/11/63	300 bp — Monthly	12,723
	CMBX NA BBB-.6 Index	BBB-/P	30,204	334,000	17,067	5/11/63	300 bp — Monthly	13,331
	CMBX NA BBB-.6 Index	BBB-/P	45,633	506,000	25,857	5/11/63	300 bp — Monthly	20,071
	CMBX NA BBB-.6 Index	BBB-/P	50,006	585,000	29,894	5/11/63	300 bp — Monthly	20,454
	CMBX NA BBB-.6 Index	BBB-/P	88,668	976,000	49,874	5/11/63	300 bp — Monthly	39,364
	CMBX NA BBB-.6 Index	BBB-/P	96,289	1,057,000	54,013	5/11/63	300 bp — Monthly	42,893
	CMBX NA BBB-.6 Index	BBB-/P	119,650	1,396,000	71,336	5/11/63	300 bp — Monthly	49,129
	CMBX NA BBB-.6 Index	BBB-/P	167,740	1,724,000	88,096	5/11/63	300 bp — Monthly	80,649
	CMBX NA BBB-.6 Index	BBB-/P	168,211	1,986,000	101,485	5/11/63	300 bp — Monthly	67,885
	CMBX NA BBB-.6 Index	BBB-/P	207,685	2,277,000	116,355	5/11/63	300 bp — Monthly	92,658
	CMBX NA BBB-.6 Index	BBB-/P	211,452	2,312,000	118,143	5/11/63	300 bp — Monthly	94,658
	CMBX NA BBB-.6 Index	BBB-/P	342,385	3,429,000	175,222	5/11/63	300 bp — Monthly	169,163
	CMBX NA BBB-.6 Index	BBB-/P	330,008	3,645,000	186,260	5/11/63	300 bp — Monthly	145,875
	CMBX NA BBB-.6 Index	BBB-/P	458,329	5,025,000	256,778	5/11/63	300 bp — Monthly	204,483
	CMBX NA BBB-.6 Index	BBB-/P	555,198	6,555,000	334,961	5/11/63	300 bp — Monthly	224,062
	CMBX NA BBB-.6 Index	BBB-/P	698,630	6,976,000	356,474	5/11/63	300 bp — Monthly	346,225
	CMBX NA BBB-.6 Index	BBB-/P	4,104,138	43,346,000	2,214,981	5/11/63	300 bp — Monthly	1,914,443
	Credit Suisse International
	CMBX NA BB.7 Index	BB/P	36,784	275,000	10,560	1/17/47	500 bp — Monthly	26,492
	CMBX NA BBB-.6 Index	BBB-/P	5,205,801	55,403,000	2,831,093	5/11/63	300 bp — Monthly	2,407,027
	Deutsche Bank AG
	CMBX NA BBB-.6 Index	BBB-/P	935,424	8,774,000	448,351	5/11/63	300 bp — Monthly	492,191
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	(1,271)	665,000	10,308	5/11/63	200 bp — Monthly	9,295
	CMBX NA A.6 Index	A/P	3,914	520,000	8,060	5/11/63	200 bp — Monthly	12,177
	CMBX NA A.7 Index	A-/P	(2,866)	1,966,000	57,014	1/17/47	200 bp — Monthly	54,912
	CMBX NA BBB-.6 Index	BBB-/P	29,303	265,000	13,542	5/11/63	300 bp — Monthly	15,916
	CMBX NA BBB-.6 Index	BBB-/P	42,125	813,000	41,544	5/11/63	300 bp — Monthly	581
	CMBX NA BBB-.6 Index	BBB-/P	133,183	1,146,000	58,561	5/11/63	300 bp — Monthly	75,291
	CMBX NA BBB-.6 Index	BBB-/P	416,605	3,605,000	184,216	5/11/63	300 bp — Monthly	234,492
	CMBX NA BBB-.6 Index	BBB-/P	805,784	7,549,000	385,754	5/11/63	300 bp — Monthly	424,434
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	BB-/P	28,886	360,000	21,096	5/11/63	500 bp — Monthly	8,140
	CMBX NA BBB-.6 Index	BBB-/P	1,198	12,000	613	5/11/63	300 bp — Monthly	591
	CMBX NA BBB-.6 Index	BBB-/P	10,943	123,000	6,285	5/11/63	300 bp — Monthly	4,729
	CMBX NA BBB-.6 Index	BBB-/P	71,821	714,000	36,485	5/11/63	300 bp — Monthly	35,752
	CMBX NA BBB-.6 Index	BBB-/P	173,710	1,806,000	92,287	5/11/63	300 bp — Monthly	82,477
	CMBX NA BBB-.6 Index	BBB-/P	210,923	2,137,000	109,201	5/11/63	300 bp — Monthly	102,969
	Merrill Lynch International
	CMBX NA BB.6 Index	BB-/P	593,092	2,913,000	329,752	5/11/63	500 bp — Monthly	266,173
	CMBX NA BB.7 Index	BB/P	20,331	168,000	6,451	1/17/47	500 bp — Monthly	14,043
	CMBX NA BBB-.6 Index	BBB-/P	91,380	1,010,000	51,611	5/11/63	300 bp — Monthly	40,358
	CMBX NA BBB-.6 Index	BBB-/P	1,760,009	19,711,000	1,007,232	5/11/63	300 bp — Monthly	764,275
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	42,933	15,903,000	246,497	5/11/63	200 bp — Monthly	295,614
	CMBX NA A.6 Index	A/P	28,204	10,376,000	160,828	5/11/63	200 bp — Monthly	193,067
	CMBX NA A.6 Index	A/P	5	7,941,000	123,086	5/11/63	200 bp — Monthly	126,179
	CMBX NA A.6 Index	A/P	33,647	3,314,000	51,367	5/11/63	200 bp — Monthly	86,303
	CMBX NA A.6 Index	A/P	22,920	2,801,000	43,416	5/11/63	200 bp — Monthly	67,425
	CMBX NA A.6 Index	A/P	25,589	2,336,000	36,208	5/11/63	200 bp — Monthly	62,705
	CMBX NA A.6 Index	A/P	31,263	2,261,000	35,046	5/11/63	200 bp — Monthly	67,188
	CMBX NA A.6 Index	A/P	12,740	1,140,000	17,670	5/11/63	200 bp — Monthly	30,853
	CMBX NA A.6 Index	A/P	6,470	689,000	10,680	5/11/63	200 bp — Monthly	17,417
	CMBX NA A.6 Index	A/P	5,036	447,000	6,929	5/11/63	200 bp — Monthly	12,138
	CMBX NA A.7 Index	A-/P	(4,035)	4,170,000	120,930	1/17/47	200 bp — Monthly	118,516
	CMBX NA A.7 Index	A-/P	(292)	602,000	17,458	1/17/47	200 bp — Monthly	17,400
	CMBX NA BB.6 Index	BB-/P	255,039	1,411,000	159,725	5/11/63	500 bp — Monthly	96,686
	CMBX NA BB.6 Index	BB-/P	409,100	1,951,000	220,853	5/11/63	500 bp — Monthly	190,144
	CMBX NA BBB-.6 Index	BBB-/P	20,420	174,000	8,891	5/11/63	300 bp — Monthly	11,630
	CMBX NA BBB-.6 Index	BBB-/P	23,773	183,000	9,351	5/11/63	300 bp — Monthly	14,528
	CMBX NA BBB-.6 Index	BBB-/P	33,379	261,000	13,337	5/11/63	300 bp — Monthly	20,195
	CMBX NA BBB-.6 Index	BBB-/P	48,923	413,000	21,104	5/11/63	300 bp — Monthly	28,059
	CMBX NA BBB-.6 Index	BBB-/P	57,214	486,000	24,835	5/11/63	300 bp — Monthly	32,663
	CMBX NA BBB-.6 Index	BBB-/P	49,725	557,000	28,463	5/11/63	300 bp — Monthly	21,587
	CMBX NA BBB-.6 Index	BBB-/P	66,076	580,000	29,638	5/11/63	300 bp — Monthly	36,777
	CMBX NA BBB-.6 Index	BBB-/P	57,993	607,000	31,018	5/11/63	300 bp — Monthly	27,329
	CMBX NA BBB-.6 Index	BBB-/P	85,801	646,000	33,011	5/11/63	300 bp — Monthly	53,167
	CMBX NA BBB-.6 Index	BBB-/P	97,568	649,000	33,164	5/11/63	300 bp — Monthly	64,783
	CMBX NA BBB-.6 Index	BBB-/P	75,478	667,000	34,084	5/11/63	300 bp — Monthly	41,784
	CMBX NA BBB-.6 Index	BBB-/P	96,777	844,000	43,128	5/11/63	300 bp — Monthly	54,141
	CMBX NA BBB-.6 Index	BBB-/P	129,490	1,057,000	54,013	5/11/63	300 bp — Monthly	76,094
	CMBX NA BBB-.6 Index	BBB-/P	125,364	1,284,000	65,612	5/11/63	300 bp — Monthly	60,501
	CMBX NA BBB-.6 Index	BBB-/P	121,194	1,299,000	66,379	5/11/63	300 bp — Monthly	55,573
	CMBX NA BBB-.6 Index	BBB-/P	173,889	1,620,000	82,782	5/11/63	300 bp — Monthly	92,052
	CMBX NA BBB-.6 Index	BBB-/P	224,456	1,753,000	89,578	5/11/63	300 bp — Monthly	135,900
	CMBX NA BBB-.6 Index	BBB-/P	150,012	1,777,000	90,805	5/11/63	300 bp — Monthly	60,244
	CMBX NA BBB-.6 Index	BBB-/P	210,077	2,246,000	114,771	5/11/63	300 bp — Monthly	96,616
	CMBX NA BBB-.6 Index	BBB-/P	254,272	2,772,000	141,649	5/11/63	300 bp — Monthly	114,240
	CMBX NA BBB-.6 Index	BBB-/P	436,717	3,115,000	159,177	5/11/63	300 bp — Monthly	279,357
	CMBX NA BBB-.6 Index	BBB-/P	394,590	3,660,000	187,026	5/11/63	300 bp — Monthly	209,699
	CMBX NA BBB-.6 Index	BBB-/P	412,380	3,859,000	197,195	5/11/63	300 bp — Monthly	217,436
	CMBX NA BBB-.6 Index	BBB-/P	333,107	5,411,000	276,502	5/11/63	300 bp — Monthly	59,762
	CMBX NA BBB-.6 Index	BBB-/P	701,922	5,698,000	291,168	5/11/63	300 bp — Monthly	414,078
	CMBX NA BBB-.6 Index	BBB-/P	716,649	6,771,000	345,998	5/11/63	300 bp — Monthly	374,601
	CMBX NA BBB-.6 Index	BBB-/P	837,740	7,301,000	373,081	5/11/63	300 bp — Monthly	468,918
	CMBX NA BBB-.6 Index	BBB-/P	855,706	8,129,000	415,392	5/11/63	300 bp — Monthly	445,056
	CMBX NA BBB-.6 Index	BBB-/P	868,433	8,162,000	417,078	5/11/63	300 bp — Monthly	456,116
	CMBX NA BBB-.6 Index	BBB-/P	1,127,850	10,606,000	541,967	5/11/63	300 bp — Monthly	592,070
	CMBX NA BBB-.6 Index	BBB-/P	3,918,344	32,336,000	1,652,370	5/11/63	300 bp — Monthly	2,284,838
	CMBX NA BBB-.6 Index	BBB-/P	5,419,592	44,725,000	2,285,448	5/11/63	300 bp — Monthly	3,160,235
	CMBX NA BBB-.7 Index	BBB-/P	670,955	9,859,000	45,351	1/17/47	300 bp — Monthly	722,058
	CMBX NA BBB-.7 Index	BBB-/P	55,762	913,000	4,200	1/17/47	300 bp — Monthly	60,494

Upfront premium received			38,068,567		Unrealized appreciation			21,059,681

Upfront premium (paid)			(15,177)		Unrealized (depreciation)			—

	Total		$38,053,390				Total	$21,059,681
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2019. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(59,719)	$8,055,000	$233,595	1/17/47	(200 bp) — Monthly	$(296,447)
	CMBX NA BB.10 Index	(17,533)	168,000	9,845	11/17/59	(500 bp) — Monthly	(7,852)
	CMBX NA BB.10 Index	(15,241)	139,000	8,145	11/17/59	(500 bp) — Monthly	(7,231)
	CMBX NA BB.11 Index	(63,096)	487,000	26,201	11/18/54	(500 bp) — Monthly	(37,369)
	CMBX NA BB.11 Index	(16,307)	173,000	9,307	11/18/54	(500 bp) — Monthly	(7,168)
	CMBX NA BB.6 Index	(27,600)	240,000	27,168	5/11/63	(500 bp) — Monthly	(665)
	CMBX NA BB.7 Index	(470,830)	3,695,000	141,888	1/17/47	(500 bp) — Monthly	(332,535)
	CMBX NA BB.9 Index	(148,843)	1,442,000	59,987	9/17/58	(500 bp) — Monthly	(90,258)
	CMBX NA BB.9 Index	(23,292)	361,000	15,018	9/17/58	(500 bp) — Monthly	(8,625)
	CMBX NA BBB-.6 Index	(21,789)	197,000	10,067	5/11/63	(300 bp) — Monthly	(11,837)
	CMBX NA BBB-.7 Index	(56,283)	1,356,000	6,238	1/17/47	(300 bp) — Monthly	(63,312)
	Credit Suisse International
	CMBX NA BB.10 Index	(46,565)	349,000	20,451	11/17/59	(500 bp) — Monthly	(26,453)
	CMBX NA BB.10 Index	(41,383)	348,000	20,393	11/17/59	(500 bp) — Monthly	(21,329)
	CMBX NA BB.10 Index	(22,747)	183,000	10,724	11/17/59	(500 bp) — Monthly	(12,201)
	CMBX NA BB.9 Index	(792,652)	7,907,000	328,931	9/17/58	(500 bp) — Monthly	(471,409)
	Goldman Sachs International
	CMBX NA BB.9 Index	(608,603)	3,823,000	159,037	9/17/58	(500 bp) — Monthly	(453,283)
	CMBX NA BB.9 Index	(442,738)	2,779,000	115,606	9/17/58	(500 bp) — Monthly	(329,834)
	CMBX NA BB.9 Index	(445,272)	2,779,000	115,606	9/17/58	(500 bp) — Monthly	(332,367)
	CMBX NA BB.9 Index	(312,340)	1,977,000	82,243	9/17/58	(500 bp) — Monthly	(232,019)
	CMBX NA BB.9 Index	(297,097)	1,860,000	77,376	9/17/58	(500 bp) — Monthly	(221,529)
	JPMorgan Securities LLC
	CMBX NA BB.12 Index	(32,828)	360,000	20,844	8/17/61	(500 bp) — Monthly	(12,334)
	CMBX NA BB.7 Index	(84,282)	666,000	25,574	1/17/47	(500 bp) — Monthly	(59,355)
	CMBX NA BB.9 Index	(830,999)	5,265,000	219,024	9/17/58	(500 bp) — Monthly	(617,093)
	CMBX NA BB.9 Index	(482,919)	3,412,000	141,939	9/17/58	(500 bp) — Monthly	(344,297)
	CMBX NA BB.9 Index	(410,777)	2,633,000	109,533	9/17/58	(500 bp) — Monthly	(303,804)
	CMBX NA BB.9 Index	(319,744)	2,264,000	94,182	9/17/58	(500 bp) — Monthly	(227,763)
	CMBX NA BB.9 Index	(77,888)	508,000	21,133	9/17/58	(500 bp) — Monthly	(57,249)
	CMBX NA BBB-.7 Index	(46,594)	985,000	4,531	1/17/47	(300 bp) — Monthly	(51,700)
	CMBX NA BBB-.7 Index	(45,957)	1,266,000	5,824	1/17/47	(300 bp) — Monthly	(52,519)
	CMBX NA BBB-.7 Index	(172,113)	4,536,000	20,866	1/17/47	(300 bp) — Monthly	(195,624)
	Merrill Lynch International
	CMBX NA BB.10 Index	(17,706)	168,000	9,845	11/17/59	(500 bp) — Monthly	(8,024)
	CMBX NA BB.10 Index	(19,970)	168,000	9,845	11/17/59	(500 bp) — Monthly	(10,289)
	CMBX NA BB.9 Index	(34,233)	15,999,000	665,558	9/17/58	(500 bp) — Monthly	615,771
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(17,619)	168,000	9,845	11/17/59	(500 bp) — Monthly	(7,938)
	CMBX NA BB.9 Index	(595,749)	3,828,000	159,245	9/17/58	(500 bp) — Monthly	(440,226)
	CMBX NA BB.9 Index	(432,245)	3,182,000	132,371	9/17/58	(500 bp) — Monthly	(302,968)
	CMBX NA BB.9 Index	(421,822)	3,169,000	131,830	9/17/58	(500 bp) — Monthly	(293,073)
	CMBX NA BB.9 Index	(475,843)	3,164,000	131,622	9/17/58	(500 bp) — Monthly	(347,297)
	CMBX NA BB.9 Index	(408,392)	2,987,000	124,259	9/17/58	(500 bp) — Monthly	(287,036)
	CMBX NA BB.9 Index	(423,229)	2,805,000	116,688	9/17/58	(500 bp) — Monthly	(309,268)
	CMBX NA BB.9 Index	(357,854)	2,484,000	103,334	9/17/58	(500 bp) — Monthly	(256,935)
	CMBX NA BB.9 Index	(217,055)	1,434,000	59,654	9/17/58	(500 bp) — Monthly	(158,795)
	CMBX NA BB.9 Index	(217,055)	1,434,000	59,654	9/17/58	(500 bp) — Monthly	(158,795)
	CMBX NA BBB-.7 Index	(89,903)	1,416,000	6,514	1/17/47	(300 bp) — Monthly	(97,243)

	Upfront premium received	—			Unrealized appreciation		615,771

	Upfront premium (paid)	(10,162,706)			Unrealized (depreciation)		(7,563,348)

	Total	$(10,162,706)				Total	$(6,947,577)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2019 through December 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $933,668,188.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/19
Short-term investments
	Putnam Government Money Market Fund*	$10,000	$—	$—	$32	$10,000

	Total Short-term investments	$10,000	$—	$—	$32	$10,000
* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $110,501.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $20,551,277.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $232,709.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $19,873,642.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $837,946,266 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $137,118,260 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $21,409,900 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $20,551,277 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$26,116,788	$—
Mortgage-backed securities	—	631,431,600	—
Purchased options outstanding	—	1,606,854	—
Purchased swap options outstanding	—	20,525,318	—
U.S. government and agency mortgage obligations	—	580,004,410	—
Short-term investments	380,000	179,132,837	—

Totals by level	$380,000	$1,438,817,807	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(63,298)	$—	$—
Written options outstanding	—	(1,324,640)	—
Written swap options outstanding	—	(17,585,680)	—
Forward premium swap option contracts	—	(4,563,775)	—
TBA sale commitments	—	(47,729,062)	—
Interest rate swap contracts	—	3,638,174	—
Total return swap contracts	—	(137,136)	—
Credit default contracts	—	(13,778,580)	—

Totals by level	$(63,298)	$(81,480,699)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$1,045,000,000
Purchased swap option contracts (contract amount)	$2,566,900,000
Written TBA commitment option contracts (contract amount)	$1,095,500,000
Written swap option contracts (contract amount)	$1,342,900,000
Futures contracts (number of contracts)	800
Centrally cleared interest rate swap contracts (notional)	$2,853,700,000
OTC total return swap contracts (notional)	$183,100,000
OTC credit default contracts (notional)	$534,000,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com